Annual Total Returns [BarChart] - Voya Global Bond Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	3.26%
2012	7.36%
2013	(4.50%)
2014	(0.06%)
2015	(4.85%)
2016	5.82%
2017	9.05%
2018	(2.40%)
2019	7.36%
2020	8.58%